CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
CONSOLIDATED STATEMENT OF OPERATIONS
Research and development, net		$ 10,683	$ 5,186
Marketing expenses		329	254
General and administrative		5,781	773
Total operating loss		16,793	6,213
Financial expenses, net		10,942	12,454
Loss before taxes on income		27,735	18,667
Tax on income		8	26
Net loss		27,743	18,693
Net comprehensive loss		27,743	18,693
Net loss attributable to Alpha Tau Medical Ltd.		$ 27,743	$ 18,693
Net loss per share attributable to ordinary shareholders, basic		$ (0.48)	$ (0.46)
Net loss per share attributable to ordinary shareholders, diluted		$ (0.48)	$ (0.46)
weighted-average number of Ordinary shares outstanding, Basic	[1]	58,023,875	40,512,967
weighted-average number of Ordinary shares outstanding, diluted	[1]	58,023,875	40,512,967

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 4, shareholders’ equity (deficiency), for details.